Segment information (Tables)	12 Months Ended
Dec. 31, 2023
Segment Information
Schedule of revenue and non-current assets per geographical area

	Revenue (a)			Non-current assets (b)
	2023	2022	2021	2023	2022

Brazil	5,728,748	3,121,129	1,285,849	656,291	551,668
Mexico	354,884	201,197	29,546	47,893	17,610
Colombia	75,405	20,369	805	14,796	5,124
Cayman Islands	-	-	-	38,004	43,994
Germany	-	-	-	72	88
Argentina	-	-	-	-	46
United States	977	2,398	2,845	6,116	7,495
Uruguay	-	-	-	-	-
Total	6,160,014	3,345,093	1,319,045	763,172	626,025
(a)	Includes interest income (credit card, lending and other receivables), interchange fees, recharge fees, rewards revenue, late fees and other fees and commission income.
(b)	Non-current assets are right-of-use assets, property, plant and equipment, intangible assets, and goodwill.